UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.		Palo Alto, CA		October 5, 2004
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		70

Form 13F Information Table Value Total:		109,356 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER		   TITLE OF   CUSIP	  VALUE	 SHARES	INV.  OTHER		VOTING AUTH
					CLASS			  X1000			DISC  MGR		SOLE  SHARED	NONE

ABM Industries, Inc.            cs  00163T109         524       26000   sole    n/a              n/a         26000
Abbott Labs                     cs  002824100         339       8,000   sole    n/a              n/a         8,000
Automatic Data Proc             cs  053015103       3,089      74,763   sole    n/a              n/a        74,763
Ameren Corp.                    cs  023608102       1,329      28,800   sole    n/a              n/a        28,800
American Intl Group.            cs  026874107       3,725      54,791   sole    n/a              n/a        54,791
Allied Cap Corp                 cs  01903Q108       3,298     135,200   sole    n/a              n/a       135,200
American Express                cs  025816109       1,464      28,450   sole    n/a              n/a        28,450
Bank America                    cs  060505104       3,323      76,700   sole    n/a              n/a        76,700
Bristol Myers                   cs  110122108       1,960      82,816   sole    n/a              n/a        82,816
BP PLC ADR                      cs  055622104         253       4,390   sole    n/a              n/a         4,390
Citigroup                       cs  172967101       3,741      84,783   sole    n/a              n/a        84,783
Conagra Corp                    cs  205887102       1,321      51,400   sole    n/a              n/a        51,400
Chubb Corporation               cs  171232101       3,795      54,000   sole    n/a              n/a        54,000
Crescent Real Est Eq            oa  225756105         813      51,625   sole    n/a              n/a        51,625
Mack Cali Realty                oa  554489104         656      14,800   sole    n/a              n/a        14,800
Calpine Corp                    cs  131347106         858     295,800   sole    n/a              n/a       295,800
Cisco Systems                   cs  17275R102       2,386     131,829   sole    n/a              n/a       131,829
D R Horton Co                   cs  23331A109       1,495      45,150   sole    n/a              n/a        45,150
DQE Corp                        cs  23329J104         554      30,850   sole    n/a              n/a        30,850
Consolidated Edison             cs  209115104       1,387      33,000   sole    n/a              n/a        33,000
Electronic Data Sys             cs  285661104       2,250     116,025   sole    n/a              n/a       116,025
Felcor Lodging Trust            oa  31430F101       1,758     155,400   sole    n/a              n/a       155,400
First Data Corp                 cs  319963104       3,419      78,600   sole    n/a              n/a        78,600
Fannie Mae                      cs  313586109       2,270      35,800   sole    n/a              n/a        35,800
Great Bay Bancorp               cs  391648102         227       7,900   sole    n/a              n/a         7,900
General Electric                cs  369604103       3,481     103,659   sole    n/a              n/a       103,659
Citigroup Inc Wts               sw  172967127         109      76,847   sole    n/a              n/a        76,847
Healthcare Prop Inv             oa  421915109         565      21,724   sole    n/a              n/a        21,724
Hawaiian Elec                   cs  419870100       1,011      38,112   sole    n/a              n/a        38,112
Hewlett-Packard Co              cs  428236103       2,380     126,951   sole    n/a              n/a       126,951
Harsco Corp                     cs  415864107         294       6,558   sole    n/a              n/a         6,558
Intel                           cs  458140100       3,224     160,740   sole    n/a              n/a       160,740
Johnson and Johnson             cs  478160104         911      16,168   sole    n/a              n/a        16,168
JP Morgan Chase                 cs  46625H100         210       5,277   sole    n/a              n/a         5,277
Kinder Morgan, Inc.             cs  49455P101       5,772      91,889   sole    n/a              n/a        91,889
Kinder Morgan Energy            oa  494550106       3,163      67,535   sole    n/a              n/a        67,535
Coca-Cola Co.                   cs  191216100       2,419      60,409   sole    n/a              n/a        60,409
MBNA                            cs  55262L100         277      11,000   sole    n/a              n/a        11,000
Keyspan                         cs  49337W100       1,450      37,000   sole    n/a              n/a        37,000
Liberty Media Intl              cs  530719103       2,782      83,400   sole    n/a              n/a        83,400
Liberty Property Tr             oa  531172104         902      22,650   sole    n/a              n/a        22,650
Herman Miller Inc               cs  600544100         266      10,800   sole    n/a              n/a        10,800
Altria Group Inc                cs  718154107       1,422      30,220   sole    n/a              n/a        30,220
Merck                           cs  589331107         928      28,118   sole    n/a              n/a        28,118
Nisource                        cs  65473P105         423      20,150   sole    n/a              n/a        20,150
New Plan Realty                 oa  648053106         754      30,150   sole    n/a              n/a        30,150
O G E Energy Cp Hldg            cs  670837103       1,018      40,350   sole    n/a              n/a        40,350
Pub Svc Enterprise              cs  744573106         997      23,400   sole    n/a              n/a        23,400
Pfizer                          cs  717081103         770      25,169   sole    n/a              n/a        25,169
Peoples Energy Corp.            cs  711030106         867      20,795   sole    n/a              n/a        20,795
P M I Group Inc                 cs  69344M101       2,599      64,050   sole    n/a              n/a        64,050
Post Properties                 oa  737464107         392      13,100   sole    n/a              n/a        13,100
Puget Energy                    cs  745310102         285      12,572   sole    n/a              n/a        12,572
Quaker Fabric                   cs  747399103         284      43,700   sole    n/a              n/a        43,700
Sara Lee                        cs  803111103       1,209      52,868   sole    n/a              n/a        52,868
Solectron Corp.                 cs  834182107         575     116,070   sole    n/a              n/a       116,070
Southern Co.                    cs  842587107         455      15,175   sole    n/a              n/a        15,175
SPX Corporation                 cs  784635104       2,230      63,000   sole    n/a              n/a        63,000
Smurfit Stone Cont.             cs  832727101       2,490     128,568   sole    n/a              n/a       128,568
Teco Energy Inc                 cs  872375100         565      41,750   sole    n/a              n/a        41,750
Tyco                            cs  902124106       2,909      94,895   sole    n/a              n/a        94,895
Utd. Dominion                   oa  910197102       2,706     136,475   sole    n/a              n/a       136,475
US Bancorp                      cs  902973304         582      20,150   sole    n/a              n/a        20,150
United Technologies             cs  913017109       3,320      35,550   sole    n/a              n/a        35,550
Verizon                         cs  92343V104         343       8,720   sole    n/a              n/a         8,720
Walgreen                        cs  931422109         555      15,488   sole    n/a              n/a        15,488
Wells Fargo                     cs  949746101         745      12,500   sole    n/a              n/a        12,500
Washington Mutual               cs  939322103       3,625      92,750   sole    n/a              n/a        92,750
Williams Companies              cs  969457100         638      52,765   sole    n/a              n/a        52,765
Wyeth                           cs  983024100         220       5,890   sole    n/a              n/a         5,890






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